CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020	Oct. 01, 2019
Current Assets
Cash	$ 34,612	$ 29,227	$ 9,708
Accounts receivable, net	11,938	9,089	9,357
Inventory	9,253	6,415	3,578
Prepaid and other current assets	1,430	552	604
Total current assets	57,233	45,283	23,247
Long-term assets
Property, equipment, and right of use assets, net	23,506	16,667	14,723
Goodwill	12,456	3,895	1,420
Intangible assets, net	14,874	5,579	2,198
Deferred financing costs	416	556
Deposits	88	85	71
Total long-term assets	51,340	26,782	18,412
TOTAL ASSETS	108,573	72,065	41,659
Current Liabilities
Accounts payable	9,842	7,434	6,134
Accrued liabilities	3,202	3,488	1,750
Current portion of equipment loans	6,992	4,311	6,176
Current portion of leases	2,981	2,037	421
Government grant	4,885	2,599
Deferred revenue	2,452	1,804	1,438
Purchase price payable	2,383	857
Derivative warrant liability		1,855
Total current liabilities	32,737	24,385	15,919
Long-term Liabilities
Debentures	11,784	12,930	10,547
Equipment loans	392	439	1,130
Lease liabilities	4,784	3,230	1,040
Government grant		2,286
SBA Loan	121
Long-term purchase price payable	133	560
TOTAL LIABILITIES	49,951	43,830	28,636
SHAREHOLDERS' EQUITY
Capital stock	202,827	171,405	151,963
Contributed surplus	21,001	16,519	16,177
Shares to be issued	657
Accumulated deficit	(165,863)	(159,689)	(155,117)
TOTAL SHAREHOLDERS' EQUITY	58,622	28,235	13,023
TOTAL LIABILITIES AND EQUITY	$ 108,573	$ 72,065	$ 41,659